Hedging Instruments - Summary of Reconciliation of Cash Flow Hedge Component of Equity (Details) - Forward Foreign Currency Contracts - Cash Flow Hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
As of January 1	$ (39,797)	$ 9,315	$ 7,589
Effective portion of changes in fair value arising from Forward foreign currency contracts forecasted expenditures	103,553	(53,886)	10,668
Amount reclassified to the consolidated statement of operations Maturity of effective hedges	(23,141)	4,774	(8,942)
As of December 31	$ 40,615	$ (39,797)	$ 9,315